[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


December 13, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:    Invesco Unit Trusts, Taxable Income Series 458
             File No. (333-186524)(CIK No. 1563141)
             -----------------------------------------------

Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on December 11, 2013.

Very truly yours,

/s/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.